MGF-Q1

Quarterly Report
February 28, 2026
MFS®  Government Markets Income Trust

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.1%
U.S. Bonds – 94.6%
Asset-Backed & Securitized – 4.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.991%, 11/15/2054 (i)	$1,144,914	$39,197
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.281% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	82,250	82,270
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.31% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	510,195
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	24,947	25,109
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)	1,054,800	50,185
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	935,623	56,319
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.437%, 12/15/2055 (i)	1,194,466	39,222
BDS 2024-FL13 Ltd., “A”, FLR, 5.242% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,241
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	1,943,911	85,975
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	1,157,655	45,358
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	1,545,141	47,768
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	1,409,340	64,014
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)	2,136,831	101,000
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.01%, 9/15/2054 (i)	1,858,201	62,264
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	56,947	58,921
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.078% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	342,884
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.758% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	111,113	111,577
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.815%, 12/15/2072 (i)(n)	1,272,232	35,248
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.278%, 2/15/2054 (i)	1,464,335	72,287
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)	985,664	27,293
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)	977,409	38,375
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	126,000	125,996
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.524% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	74,405	74,312
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.424% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	500,297
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	1,451,482	27,337
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	719,776	30,778
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	1,022,987	37,698
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 0.995%, 10/15/2054 (i)	3,232,258	119,489
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.807% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	106,472	106,511
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	197,028	197,105
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	391,268	391,574
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	56,850	57,244
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	63,000	63,555
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.81% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	389,574	389,566
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	119,423	120,688
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	129,000	129,048
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	48,243	48,498
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	69,306	70,189
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.928%, 1/15/2052 (i)(n)	805,880	16,630
		$4,502,217
Broadcasting – 0.5%
Walt Disney Co., 3.5%, 5/13/2040	$612,000	$518,786
Cable TV – 0.1%
Time Warner Cable, Inc., 4.5%, 9/15/2042	$100,000	$78,861
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$240,880
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$153,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Electronics – 0.6%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$647,006
Food & Beverages – 0.5%
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	$488,000	$474,041
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	36,507
		$510,548
Insurance – 0.5%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$494,279
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$164,203
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$74,078
Major Banks – 2.0%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$694,441
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	692,186
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	574,942
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	133,782
		$2,095,351
Medical & Health Technology & Services – 0.8%
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	$106,000	$96,546
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	571,040
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	177,625
		$845,211
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$94,463
Mortgage-Backed – 31.0%
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	$568,858	$537,900
Fannie Mae, 3.5%, 1/25/2030 - 7/01/2046	759,484	736,800
Fannie Mae, 6.5%, 5/01/2031 - 5/01/2036	92,094	96,349
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	149,327	140,758
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	35,638	2,405
Fannie Mae, 3%, 2/25/2033 (i)	57,162	3,767
Fannie Mae, 5.5%, 10/01/2033 - 1/01/2055	687,111	708,682
Fannie Mae, 6%, 8/01/2034 - 9/01/2054	466,005	481,050
Fannie Mae, 5%, 6/01/2035 - 3/25/2042	212,442	219,096
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,453,737	1,445,756
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	253,127	256,451
Fannie Mae, 2.25%, 4/25/2041	41,282	40,065
Fannie Mae, 1.75%, 9/25/2041	59,323	57,443
Fannie Mae, 2.75%, 9/25/2042	46,523	45,453
Fannie Mae, 4.031%, 2/25/2043	13,788	13,741
Fannie Mae, 4.082%, 12/25/2045	22,056	21,843
Fannie Mae, 2%, 4/25/2046	46,736	44,102
Fannie Mae, 2.218%, 9/25/2046 (i)	71,308	8,633
Fannie Mae, 4%, 9/25/2050 (i)	106,596	20,390
Fannie Mae, 2.5%, 2/25/2051 (i)	70,512	10,072
Fannie Mae, 6.667%, 7/25/2054	115,729	119,852
Fannie Mae, 6.107%, 3/25/2055	163,080	165,343
Fannie Mae, TBA, 4.5%, 3/12/2056	75,000	74,164
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	1,145,428	972,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2052	$2,874,315	$2,533,102
Fannie Mae, UMBS, 1.5%, 3/01/2051	106,102	84,451
Fannie Mae, UMBS, 3%, 5/01/2051 - 6/01/2052	1,087,358	989,878
Fannie Mae, UMBS, 4%, 8/01/2051	81,305	80,160
Fannie Mae, UMBS, 4.5%, 9/01/2052	67,093	66,849
Fannie Mae, UMBS, 5.5%, 11/01/2052	236,402	241,233
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2054	519,228	534,900
Fannie Mae, UMBS, 5%, 5/01/2053	261,007	263,831
Freddie Mac, 2.57%, 7/25/2026	608,761	605,222
Freddie Mac, 3.12%, 9/25/2026	188,603	187,589
Freddie Mac, 2.525%, 10/25/2026	97,187	96,396
Freddie Mac, 2.797%, 12/25/2026	21,362	21,305
Freddie Mac, 3.413%, 12/25/2026	297,200	295,870
Freddie Mac, 1.373%, 3/25/2027 (i)	391,000	4,893
Freddie Mac, 3.243%, 4/25/2027	390,961	388,525
Freddie Mac, 0.561%, 7/25/2027 (i)	7,943,324	48,839
Freddie Mac, 0.403%, 8/25/2027 (i)	6,081,769	33,279
Freddie Mac, 0.294%, 1/25/2028 (i)	10,923,544	56,641
Freddie Mac, 0.3%, 1/25/2028 (i)	4,577,384	23,907
Freddie Mac, 0.128%, 2/25/2028 (i)	13,147,824	35,936
Freddie Mac, 0.107%, 4/25/2028 (i)	8,504,985	23,722
Freddie Mac, 4.86%, 10/25/2028	52,609	54,056
Freddie Mac, 0.415%, 5/25/2029 (i)	2,157,981	28,035
Freddie Mac, 1.005%, 7/25/2029 (i)	1,648,656	43,223
Freddie Mac, 1.081%, 7/25/2029 (i)	1,214,328	39,297
Freddie Mac, 1.135%, 8/25/2029 (i)	2,477,527	86,541
Freddie Mac, 0.558%, 1/25/2030 (i)	759,439	15,747
Freddie Mac, 1.583%, 1/25/2030 (i)	249,914	13,228
Freddie Mac, 1.796%, 4/25/2030 (i)	600,527	39,599
Freddie Mac, 1.839%, 4/25/2030 (i)	1,277,474	87,690
Freddie Mac, 1.666%, 5/25/2030 (i)	612,877	38,971
Freddie Mac, 1.798%, 5/25/2030 (i)	1,389,954	96,021
Freddie Mac, 1.109%, 6/25/2030 (i)	877,014	35,712
Freddie Mac, 1.34%, 6/25/2030 (i)	559,633	28,992
Freddie Mac, 1.597%, 8/25/2030 (i)	633,757	40,130
Freddie Mac, 1.168%, 9/25/2030 (i)	314,905	15,062
Freddie Mac, 1.079%, 11/25/2030 (i)	789,331	36,205
Freddie Mac, 0.319%, 1/25/2031 (i)	2,830,161	34,435
Freddie Mac, 0.779%, 1/25/2031 (i)	873,865	31,255
Freddie Mac, 0.935%, 1/25/2031 (i)	663,744	26,998
Freddie Mac, 0.355%, 2/25/2031 (i)	734,976	14,607
Freddie Mac, 0.509%, 3/25/2031 (i)	2,250,508	47,465
Freddie Mac, 0.731%, 3/25/2031 (i)	973,113	32,868
Freddie Mac, 1.213%, 5/25/2031 (i)	399,402	22,129
Freddie Mac, 0.937%, 7/25/2031 (i)	489,989	22,541
Freddie Mac, 1.214%, 7/25/2031 (i)	984,709	57,929
Freddie Mac, 0.535%, 9/25/2031 (i)	2,619,786	70,035
Freddie Mac, 0.854%, 9/25/2031 (i)	2,591,485	106,710
Freddie Mac, 0.348%, 11/25/2031 (i)	3,899,181	70,794
Freddie Mac, 0.495%, 12/25/2031 (i)	3,898,081	97,196
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	17,930
Freddie Mac, 0.321%, 6/25/2032 (i)	4,502,658	86,490
Freddie Mac, 0.154%, 11/25/2032 (i)	3,670,222	45,267
Freddie Mac, 0.265%, 5/25/2033 (i)	700,000	14,276
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	1,599,755	1,554,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.129%, 8/25/2033 (i)	$2,899,969	$34,827
Freddie Mac, 0.176%, 10/25/2033 (i)	2,363,261	37,910
Freddie Mac, 0.905%, 9/25/2034 (i)	516,084	35,078
Freddie Mac, 0.055%, 1/25/2035 (i)	4,660,229	42,247
Freddie Mac, 0.246%, 1/25/2035 (i)	1,866,669	42,302
Freddie Mac, 3.972%, 4/15/2035	3,560	3,543
Freddie Mac, 6%, 5/01/2035 - 4/01/2055	560,164	579,277
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	109,462	114,443
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	485,065	499,747
Freddie Mac, 5.5%, 2/15/2036 (i)	16,850	2,532
Freddie Mac, 6.5%, 5/01/2037	18,127	18,976
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	120,705	120,123
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	962,885	904,405
Freddie Mac, 4.5%, 7/01/2039 - 7/01/2055	273,777	275,279
Freddie Mac, 4.5%, 12/15/2040 (i)	2,023	188
Freddie Mac, 2.5%, 3/25/2051 (i)	107,873	17,322
Freddie Mac, 5.117%, 10/25/2053	30,521	31,039
Freddie Mac, 5.897%, 12/25/2053	139,507	140,129
Freddie Mac, 5.167%, 12/25/2054	510,932	517,906
Freddie Mac, 3.25%, 11/25/2061	161,964	153,225
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	1,006,601	848,156
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	935,975	817,082
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	100,192	95,162
Freddie Mac, UMBS, 3%, 4/01/2052 - 6/01/2052	522,895	474,909
Freddie Mac, UMBS, 4%, 5/01/2052	147,959	144,841
Freddie Mac, UMBS, 5%, 7/01/2052	301,374	304,709
Freddie Mac, UMBS, 5.5%, 4/01/2053	56,405	58,321
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	196,157	22,581
Ginnie Mae, 5.5%, 7/15/2033 - 10/20/2053	600,129	616,741
Ginnie Mae, 5.649%, 8/20/2034	35,688	36,594
Ginnie Mae, 4%, 5/16/2039 - 7/20/2055	299,039	291,754
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	47,019	6,520
Ginnie Mae, 1.618%, 5/20/2041 (i)	99,530	9,989
Ginnie Mae, 4.5%, 9/20/2041 - 9/20/2052	737,096	735,627
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	496,960	481,565
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	1,552,908	1,373,662
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,165,994	1,075,194
Ginnie Mae, 2.5%, 2/20/2051 (i)	83,746	11,582
Ginnie Mae, 2%, 1/20/2052 - 4/20/2052	1,131,514	958,752
Ginnie Mae, 5%, 1/20/2053 - 3/20/2053	184,545	186,352
Ginnie Mae, 5.062%, 9/20/2053	355,759	362,950
Ginnie Mae, 4.961%, 10/20/2053	354,526	358,671
Ginnie Mae, 5.012%, 10/20/2053	374,598	379,426
Ginnie Mae, 4.711%, 2/20/2054	411,004	413,915
Ginnie Mae, 6.083%, 6/20/2055	167,161	171,590
Ginnie Mae, 6.157%, 6/20/2055	103,667	104,096
Ginnie Mae, 1.688%, 7/20/2055 (i)	142,634	7,249
Ginnie Mae, 6%, 11/20/2055	136,473	141,131
Ginnie Mae, 4.811%, 3/20/2064	51,480	51,836
Ginnie Mae, 4.476%, 7/20/2064	18,521	18,558
Ginnie Mae, 4.391%, 2/20/2067	53,914	54,346
Ginnie Mae, 5.173%, 3/20/2067	120,896	121,950
Ginnie Mae, 5.281%, 7/20/2067	151,933	153,781
Ginnie Mae, TBA, 5%, 3/15/2056	125,000	125,424
UMBS, TBA, 2%, 3/12/2056 - 4/25/2056	1,975,000	1,635,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5.5%, 3/12/2056	$50,000	$50,802
		$32,162,919
Municipals – 1.8%
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	$615,000	$665,014
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	195,869
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	39,189
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (z)	1,215,000	924,491
		$1,824,563
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$593,574
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 2.21%, 2/01/2033	$35,860	$33,990
Small Business Administration, 2.22%, 3/01/2033	61,857	58,793
Small Business Administration, 3.15%, 7/01/2033	49,366	47,996
Small Business Administration, 3.62%, 9/01/2033	43,115	42,755
		$183,534
U.S. Treasury Obligations – 50.0%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,897,783
U.S. Treasury Bonds, 5.25%, 2/15/2029	572,000	603,036
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	711,438
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	358,851
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,143,093
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,621,131
U.S. Treasury Bonds, 3.25%, 5/15/2042	165,000	141,848
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	378,946
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,360,928
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	2,948,415
U.S. Treasury Bonds, 5%, 5/15/2045	906,000	957,741
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,659,023
U.S. Treasury Bonds, 4.25%, 8/15/2054	217,000	203,319
U.S. Treasury Bonds, 4.625%, 2/15/2055	899,000	896,577
U.S. Treasury Bonds, 4.75%, 8/15/2055	972,000	989,769
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	563,566
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	672,335
U.S. Treasury Notes, 2%, 11/15/2026 (f)	7,277,000	7,195,384
U.S. Treasury Notes, 3.875%, 3/31/2027	1,464,000	1,469,604
U.S. Treasury Notes, 3.875%, 5/31/2027	2,743,000	2,756,072
U.S. Treasury Notes, 3.875%, 7/31/2027	4,028,000	4,051,130
U.S. Treasury Notes, 3.75%, 8/15/2027	1,592,000	1,598,841
U.S. Treasury Notes, 3.625%, 8/31/2027	2,295,000	2,301,007
U.S. Treasury Notes, 3.375%, 12/31/2027	2,360,000	2,358,709
U.S. Treasury Notes, 4%, 2/29/2028	3,068,000	3,103,354
U.S. Treasury Notes, 3.625%, 9/30/2030	2,800,000	2,814,328
U.S. Treasury Notes, 4.625%, 4/30/2031	534,000	560,929
U.S. Treasury Notes, 4%, 4/30/2032	1,032,000	1,051,793
U.S. Treasury Notes, 4.25%, 5/15/2035	1,395,000	1,430,801
		$51,799,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Utilities - Electric Power – 1.0%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$696,865
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	362,837
		$1,059,702
Total U.S. Bonds		$98,043,740
Foreign Bonds – 4.5%
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$407,400
Chile – 0.7%
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)	$172,000	$180,799
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	195,501	201,931
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	200,000	214,628
Republic of Chile, 2.55%, 1/27/2032	200,000	180,670
		$778,028
China – 0.5%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$478,629
India – 0.6%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$288,965
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	350,509
		$639,474
Indonesia – 0.3%
PT Indofood Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$352,530
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$331,748
Malaysia – 0.4%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$373,758
Poland – 0.5%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)	$264,000	$280,802
Republic of Poland, 5.5%, 3/18/2054	212,000	207,769
		$488,571
United Kingdom – 0.7%
B.A.T. Capital Corp., 5.35%, 8/15/2032	$500,000	$524,993
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	205,474
		$730,467
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$103,147
Total Foreign Bonds		$4,683,752
Total Bonds		$102,727,492

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$1,000,000	$3,570
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	1,000,000	4,214
Total Purchased Options				$7,784

Issuer	Shares/Par
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.7% (v)	1,935,024	$1,935,218

Other Assets, Less Liabilities – (1.0)%		(1,078,469)
Net Assets – 100.0%		$103,592,025

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,935,218 and
$102,735,276, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,758,831, representing 6.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036	4/23/2019	$1,179,678	$924,491
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 2/28/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	56	$6,373,500	June - 2026	$56,296
U.S. Treasury Note 2 yr	Long	USD	99	20,718,070	June - 2026	24,397
U.S. Treasury Note 5 yr	Long	USD	147	16,190,672	June - 2026	91,356
						$172,049

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	5	$607,969	June - 2026	$(8,691)
U.S. Treasury Ultra Note 10 yr	Short	USD	35	4,085,703	June - 2026	(43,062)
						$(51,753)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/26/27	USD	3,982,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	$3,012	$—	$3,012
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	4,001,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(2,586)	$—	$(2,586)
11/05/27	USD	3,967,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(2,683)	—	(2,683)
						$(5,269)	$—	$(5,269)
At February 28, 2026, the fund had liquid securities collateral with an aggregate value of $556,464 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$51,983,285	$—	$51,983,285
Non - U.S. Sovereign Debt	—	2,575,750	—	2,575,750
Municipal Bonds	—	1,824,563	—	1,824,563
U.S. Corporate Bonds	—	7,570,757	—	7,570,757
Residential Mortgage-Backed Securities	—	33,544,294	—	33,544,294
Commercial Mortgage-Backed Securities	—	1,949,757	—	1,949,757
Asset-Backed Securities (including CDOs)	—	1,171,085	—	1,171,085
Foreign Bonds	—	2,108,001	—	2,108,001
Purchased Options	—	7,784	—	7,784
Investment Companies	1,935,218	—	—	1,935,218
Total	$1,935,218	$102,735,276	$—	$104,670,494
Other Financial Instruments
Futures Contracts – Assets	$172,049	$—	$—	$172,049
Futures Contracts – Liabilities	(51,753)	—	—	(51,753)
Swap Agreements – Assets	—	3,012	—	3,012
Swap Agreements – Liabilities	—	(5,269)	—	(5,269)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,094,216	$4,068,456	$8,227,090	$499	$(863)	$1,935,218

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,156	$—